COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
                                  (The "Small Cap Value Fund")

                       SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005

         The following paragraph is added to the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS:

Jeremy Javidi, a vice president of Columbia Management, is a co-manager of the Small Cap Value Fund and has co-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Management or its affiliates since January, 2000.





                                                               August 19, 2005

                              COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                         SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                            DATED MAY 1, 2005


1. The following is added to the table "Other Accounts Managed by Portfolio Managers" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

------------------------------- ----------------------------- ------------------------------- -------------------------------

                                 Other SEC-registered
                                open-end and closed-end      Other pooled investment
     Portfolio Manager                    funds                         vehicles                     Other accounts

------------------------------- ----------------------------- ------------------------------- -------------------------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
                                  Number of       Assets*       Number of        Assets*        Number of        Assets*
                                  accounts                       accounts                        accounts
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
Jeremy Javidi                         5        $1.2 billion         1          $22 million          10         $23 million
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
* Dollar amounts provided as of August 1, 2005.

2. The following is added to the table "Ownership of Securities" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Jeremy Javidi                                                             $10,001-$50,000
------------------------------------------------------- -----------------------------------------------------

3. The following is added to the table "Compensation" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

--------------------------------------- --------------------------------------- ----------------------------------
          Portfolio Manager                     Performance Benchmark                      Peer Group

--------------------------------------- --------------------------------------- ----------------------------------
--------------------------------------- --------------------------------------- ----------------------------------
Jeremy Javidi                                  Russell 2000 Value Index          Morningstar Small Value Category
--------------------------------------- --------------------------------------- ----------------------------------


                                                                August 19, 2005